Intercompany Debt Intercompany Debt (Details) (USD $) In Millions, unless otherwise specified	Feb. 03, 2012	Jun. 30, 2012 Ralcorp [Member]	Sep. 30, 2011 Ralcorp [Member]	Jun. 30, 2012 Ralcorp [Member] Senior Notes 1 [Member]	Sep. 30, 2011 Ralcorp [Member] Senior Notes 1 [Member]	Jun. 30, 2012 Ralcorp [Member] Senior Notes 2 [Member]	Sep. 30, 2011 Ralcorp [Member] Senior Notes 2 [Member]	Jun. 30, 2012 Ralcorp [Member] Senior Notes 3 [Member]	Sep. 30, 2011 Ralcorp [Member] Senior Notes 3 [Member]	Jun. 30, 2012 Ralcorp [Member] Notes Payable to RAH Canada L.P. [Member]	Sep. 30, 2011 Ralcorp [Member] Notes Payable to RAH Canada L.P. [Member]	Jun. 30, 2012 Ralcorp [Member] Notes Payable to RH Financial [Member]	Sep. 30, 2011 Ralcorp [Member] Notes Payable to RH Financial [Member]
Debt Instrument
Due to Related Parties, Current	$ 784.5	$ 0	$ 68.0
Due to Related Parties		0	784.5	0	577.5	0	20.0	0	67.0	0	52.0	0	68.0
Due to Related Parties, Noncurrent		$ 0	$ 716.5